Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic					$ (31,959,650)
Foreign
NET LOSS BEFORE INCOME TAXES	$ (16,325,664)	$ (5,560,717)	$ (23,631,620)	$ (11,321,867)	$ (31,959,650)	$ (17,546,771)